Regulatory Matters and Restrictions on Dividends	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Regulatory Matters and Restrictions on Dividends
Regulatory Matters and Restrictions on Dividends
The Company and Wilson Bank are subject to regulatory capital requirements administered by the FDIC, the Federal Reserve and the Tennessee Department of Financial Institutions. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s and Wilson Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and Wilson Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Prompt corrective action provisions are not applicable to bank holding companies.
Quantitative measures established by regulation to ensure capital adequacy require the Company and Wilson Bank to maintain minimum amounts and ratios (set forth in the following table) of total, Tier 1 and common equity Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier 1 capital (as defined) to average assets (as defined). Management believes, as of December 31, 2016 and 2015, that the Company and Wilson Bank meet all capital adequacy requirements to which they are subject.
As of December 31, 2016, the most recent notification from the FDIC categorized Wilson Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since the notification that management believes have changed Wilson Bank’s category. To be categorized as well capitalized for purposes of prompt corrective action regulations as of December 31, 2016 and 2015, an institution must have maintained minimum capital ratios as set forth in the following tables and not have been subject to a written agreement, order or directive to maintain a higher capital level. The Company’s and Wilson Bank’s actual capital amounts and ratios as of December 31, 2016 and 2015, are also presented in the table:

	Actual		Regulatory Minimum Capital Requirement		Regulatory Minimum To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2016
Total capital to risk weighted assets:
Consolidated	$266,954	12.7%	$181,298	8.625%	N/A	N/A
Wilson Bank	265,142	12.6	181,496	8.625	$210,430	10.0%
Tier 1 capital to risk weighted assets:
Consolidated	243,897	11.6	139,295	6.625	N/A	N/A
Wilson Bank	242,085	11.5	139,462	6.625	168,407	8.0
Common equity Tier 1 capital to risk weighted assets:
Consolidated	243,897	11.6	107,756	5.125	N/A	N/A
Wilson Bank	242,085	11.5	107,886	5.125	136,831	6.5
Tier 1 capital to average assets:
Consolidated	243,897	11.2	87,106	4.0	N/A	N/A
Wilson Bank	242,085	11.1	87,238	4.0	109,047	5.0

	Actual		Regulatory Minimum Capital Requirement		Regulatory Minimum To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2015
Total capital to risk weighted assets:
Consolidated	$240,848	14.1%	$136,588	8.0%	N/A	N/A
Wilson Bank	238,963	14.0	136,575	8.0	$170,719	10.0%
Tier 1 capital to risk weighted assets:
Consolidated	219,483	12.9	102,441	6.0	N/A	N/A
Wilson Bank	217,600	12.8	102,431	6.0	136,575	8.0
Common Equity Tier 1 capital to risk weighted assets:
Consolidated	219,483	12.9	76,831	4.5	N/A	N/A
Wilson Bank	217,600	12.8	76,823	4.5	110,967	6.5
Tier 1 capital to average assets:
Consolidated	219,483	11.1	79,361	4.0	N/A	N/A
Wilson Bank	217,600	11.0	79,354	4.0	99,192	5.0

In July 2013, the Federal banking regulators, in response to the Statutory Requirements of The Dodd-Frank Wall Street Reform and Consumer Protection Act, adopted new regulations implementing the Basel Capital Adequacy Accord (“Basel III”) and the related minimum capital ratios. The new capital requirements were effective beginning January 1, 2015 and include a new “Common Equity Tier I Ratio”, which has stricter rules as to what qualifies as Common Equity Tier I Capital. A summary of the changes to the Regulatory Capital Ratios are as follows:

	Guideline in Effect At 12/31/2014		Basel III Requirements
	Minimum	Well Capitalized	Minimum	Well Capitalized
Common Equity Tier I Ratio (Common Equity to Risk Weighted Assets)	Not Applicable	Not Applicable	4.5%	6.5%
Tier I Capital to Risk Weighted Assets	4%	6%	6%	8%
Total Capital to Risk Weighted Assets	8%	10%	8%	10%
Tier I Leverage Ratio	4%	5%	4%	5%

The guidelines under Basel III establish a 2.5% capital conservation buffer requirement that is phased in over four years beginning January 1, 2016. The buffer is related to Risk Weighted Assets. In order to avoid limitations on capital distributions such as dividends and certain discretionary bonus payments to executive officers, a banking organization must maintain capital ratios above the minimum ratios including the buffer. The Basel III minimum requirements after giving effect to the buffer as of January 1, of each year are as follows:

	2016	2017	2018	2019
Common Equity Tier I Ratio	5.125%	5.75%	6.375%	7.0%
Tier I Capital to Risk Weighted Assets Ratio	6.625%	7.25%	7.875%	8.5%
Total Capital to Risk Weighted Assets Ratio	8.625%	9.25%	9.875%	10.5%

The requirements of Basel III also place additional restrictions on the inclusion of deferred tax assets and capitalized mortgage servicing rights as a percentage of Tier I Capital. In addition, the risk weights assigned to certain assets such as past due loans and certain real estate loans have been increased.
The requirements of Basel III allow banks and bank holding companies with less than $250 billion in assets a one-time opportunity to opt-out of a requirement to include unrealized gains and losses in accumulated other comprehensive income in their capital calculation. The Company and Wilson Bank have chosen to opt out of this requirement.